CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Net revenues
Total net revenues		$ 2,619,051		$ 1,918,144	$ 900,702
Cost of revenues	[1]	(1,781,150)		(1,378,146)	(656,920)
Gross profit		837,901		539,998	243,782
Operating expenses
Research and development expenses	[1]	(279,781)		(302,818)	(236,504)
Sales and marketing expenses	[1]	(468,407)		(505,389)	(404,495)
General and administrative expenses	[1]	(221,731)		(146,666)	(135,564)
Total operating expenses		(969,919)		(954,873)	(776,563)
Gain on disposal of business		4,959		0	11,754
Other income		20,376		8,095	5,674
Operating income (loss)		(106,683)		(406,780)	(515,353)
Interest expense		(14,475)		(75,555)	(38,114)
Interest income and investment income		91,233		89,078	61,747
Foreign currency exchange gains (losses), net		(13,377)		(17,472)	1,295
Gain (loss) on disposal and deemed disposal of investments		(23,762)		272,281	0
Gain (loss) on fair value changes of investments		(15,435)		160,849	397,960
(Loss) gain on extinguishment of debt and derivative		5,291		(6,277)	(2,277)
Other non-operating expenses		(381)		(2,467)	0
(Loss) income before income tax expenses		(77,589)		13,657	(94,742)
Income tax benefit (expenses)		(25,745)		(27,825)	20,098
Loss before share of income (loss) in equity method investments, net of income taxes		(103,334)		(14,168)	(74,644)
Share of income (loss) in equity method investments, net of income taxes		(26,217)		(7,634)	5,974
Net loss from continuing operations		(129,551)		(21,802)	(68,670)
Net income from discontinued operations		35,567		1,401,670	615,268
Net income (loss)		(93,984)		1,379,868	546,598
Net (loss) income attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		13,691		(6,971)	(36,786)
Net income (loss) attributable to controlling interest of JOYY Inc.		(80,293)		1,372,897	509,812
Net income (loss) from continuing operations attributable to controlling interest of JOYY Inc.		(115,860)		(18,741)	(64,780)
Net income from discontinued operations attributable to controlling interest of JOYY Inc.		35,567		1,391,638	574,592
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		(5,236)		(5,564)	(5,564)
Cumulative dividend on subsidiary's Series A Preferred Shares		(4,000)		(4,000)	(4,000)
Net income (loss) attributable to common shareholders of JOYY Inc.		(89,529)		1,363,333	500,248
Net loss from continuing operations attributable to common shareholders of JOYY Inc.		(125,096)		(28,305)	(74,344)
Net income from discontinued operations attributable to common shareholders of JOYY Inc.		35,567		1,391,638	574,592
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax		58,887		215,363	(31,105)
Comprehensive income (loss) attributable to the common shareholders of JOYY Inc.		$ (30,642)		$ 1,578,696	$ 469,143
Net income (loss) per ADS/common share
Net income (loss) per share, Basic | (per share)		$ (0.06)	[2]	$ 0.85	$ 0.32	[2]
Net income (loss) per share, Basic, Continuing operations | $ / shares		(0.08)		(0.02)	(0.05)
Net income (loss) per share, Basic, Discontinued operations | $ / shares		0.02		0.87	0.37
Net income (loss) per share, Diluted | (per share)		(0.06)	[2]	0.85	0.32
Net income (loss) per share, Diluted, Continuing operations | $ / shares		(0.08)		(0.02)	(0.05)
Net income (loss) per share, Diluted, Discontinued operations | $ / shares		$ 0.02		$ 0.87	$ 0.37
Weighted average number of ADS/Common shares used in calculating net income (loss) per ADS/Common share
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Continuing operations | shares		1,562,016,001		1,600,199,759	1,544,396,920
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Discontinued operations | shares		1,562,016,001		1,600,199,759	1,544,396,920
Weighted average number of share used in calculating net income (loss) per ADS, Diluted, Continuing operations | shares		1,562,016,001		1,600,199,759	1,544,396,920
Weighted Average Number of Shares Outstanding, Diluted, From Discontinued Operations | shares	[2]	1,562,016,001		1,600,199,759	1,544,396,920
ADSs [Member]
Net income (loss) per ADS/common share
Net income (loss) per share, Basic | $ / shares	[2]	$ (1.14)		$ 17.04	$ 6.48
Net income (loss) per share, Basic, Continuing operations | $ / shares	[2]	(1.60)		(0.35)	(0.96)
Net income (loss) per share, Basic, Discontinued operations | $ / shares	[2]	0.46		17.39	7.44
Net income (loss) per share, Diluted | $ / shares	[2]	(1.14)		17.04	6.45
Net income (loss) per share, Diluted, Continuing operations | $ / shares	[2]	(1.60)		(0.35)	(0.96)
Net income (loss) per share, Diluted, Discontinued operations | $ / shares	[2]	$ 0.46		$ 17.39	$ 7.41
Weighted average number of ADS/Common shares used in calculating net income (loss) per ADS/Common share
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Continuing operations | shares		78,100,800		80,009,988	77,219,846
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Discontinued operations | shares		78,100,800		80,009,988	77,219,846
Weighted average number of share used in calculating net income (loss) per ADS, Diluted, Continuing operations | shares		78,100,800		80,009,988	77,219,846
Weighted Average Number of Shares Outstanding, Diluted, From Discontinued Operations | shares		78,100,800		80,009,988	77,219,846
Live streaming
Net revenues
Total net revenues		$ 2,476,790		$ 1,815,826	$ 769,148
Others [Member]
Net revenues
Total net revenues		$ 142,261		$ 102,318	$ 131,554

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows
[2]	Each ADS represents 20 common shares.